Schedule of long-term investments (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Long Term Investment [Line Items]
Long-term investments, ending balance	[1]	$ 14,277
Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		100
Investment		17,462
Divesture/Transfer		2,755
Subtotal		14,807
Change in fair value		(530)
Long-term investments, ending balance		14,277	$ 100
Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Long-term investments, ending balance			0
Fire & Flower Inc. common shares | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Investment		2,970
Divesture/Transfer		(2,493)
Subtotal		477
Change in fair value		(477)
Long-term investments, ending balance		0	0
Fire & Flower Inc. common shares | Level 1 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Long-term investments, ending balance			0
Fire & Flower Inc. common share purchase warrants | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Investment		505
Divesture/Transfer		(262)
Subtotal		243
Change in fair value		(243)
Long-term investments, ending balance		0	0
Fire & Flower Inc. common share purchase warrants | Level 1 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Long-term investments, ending balance			0
Inner Spirit common shares | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Investment		2,850
Divesture/Transfer		0
Subtotal		2,850
Change in fair value		150
Long-term investments, ending balance		3,000	0
Inner Spirit common shares | Level 1 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Long-term investments, ending balance			0
Inner Spirit common share purchase warrants | Level 2 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Investment		414
Divesture/Transfer		0
Subtotal		414
Change in fair value		(11)
Long-term investments, ending balance		403	0
Inner Spirit common share purchase warrants | Level 2 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Long-term investments, ending balance			0
Greentank Technologies | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Investment		6,723
Divesture/Transfer		0
Subtotal		6,723
Change in fair value		(149)
Long-term investments, ending balance		6,574	0
Greentank Technologies | Level 3 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Long-term investments, ending balance			0
Neal Brothers Inc. | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Investment		4,000
Divesture/Transfer		0
Subtotal		4,000
Change in fair value		0
Long-term investments, ending balance		4,000	0
Neal Brothers Inc. | Level 3 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		0
Long-term investments, ending balance			0
Segra International Corp
Disclosure Of Long Term Investment [Line Items]
Change in fair value		200
Segra International Corp | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		100
Investment		0
Divesture/Transfer		0
Subtotal		100
Change in fair value		200
Long-term investments, ending balance		300	100
Segra International Corp | Level 3 Investments | Cost
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance		$ 0
Long-term investments, ending balance			$ 0

[1]	Restated